ACCOUNTS PAYABLE -ageing analysis of the trade payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Payable, Current, Past Due
Accounts payable	¥ 6,328,516	$ 891,353	¥ 5,843,321
Up to 3 months
Accounts Payable, Current, Past Due
Accounts payable	5,980,363		5,259,873
3 months to 1 year
Accounts Payable, Current, Past Due
Accounts payable	221,018		270,846
Over 1 year
Accounts Payable, Current, Past Due
Accounts payable	¥ 127,135		¥ 312,602